Schedule of Investments - March 31, 2023
HW Opportunities MP Fund (Unaudited)

	Shares
COMMON STOCKS - 94.98%	Held		Value
COMMUNICATION SERVICES - 18.55%
Interactive Media & Services - 4.18%
Alphabet, Inc., Class A (a)	17,680		$1,833,946
Media - 14.37%
Comcast Corp., Class A	42,100		1,596,011
News Corp., Class A	22,889		395,293
Paramount Global, Class B	10,100		225,331
Stagwell, Inc. (a)	550,280		4,083,079
			6,299,714
TOTAL COMMUNICATION SERVICES			8,133,660

CONSUMER DISCRETIONARY - 5.16%
Automobiles - 1.10%
General Motors Co.	13,110		480,875
Broadline Retail - 0.61%
Redbubble Ltd. (a)(b)	884,900		268,751
Hotels, Restaurants & Leisure - 3.45%
Accor SA (a)(b)	46,500		1,511,771
TOTAL CONSUMER DISCRETIONARY			2,261,397

CONSUMER STAPLES - 0.58%
Tobacco - 0.58%
Philip Morris International, Inc.	2,600		252,850
TOTAL CONSUMER STAPLES			252,850

ENERGY - 14.85%
Energy Equipment & Services - 2.53%
Expro Group Holdings NV (a)(b)	60,521		1,111,166
Oil, Gas & Consumable Fuels - 12.32%
APA Corp.	6,100		219,966
Berry Corp.	247,200		1,940,519
Kosmos Energy Ltd. (a)	219,100		1,630,104
Murphy Oil Corp.	12,300		454,854
Range Resources Corp.	14,970		396,256
Shell plc - ADR	13,248		762,290
			5,403,989
TOTAL ENERGY			6,515,155

FINANCIALS - 18.38%
Banks - 7.74%
Citizens Financial Group, Inc.	3,700		112,369
First Citizens BancShares, Inc., Class A	840		817,404
First Horizon Corp.	10,100		179,578
Popular, Inc. (b)	31,020		1,780,859
Wells Fargo & Co.	13,480		503,882
			3,394,092
Capital Markets - 3.79%
The Bank of New York Mellon Corp.	7,400		336,256
The Goldman Sachs Group, Inc.	1,075		351,643
Rothschild & Co. (b)	19,300		974,335
			1,662,234
Consumer Finance - 3.76%
SLM Corp.	133,108		1,649,208
Financial Services - 0.40%
Euronet Worldwide, Inc. (a)	1,550		173,445
Insurance - 2.69%
American International Group, Inc.	13,700		689,932
Global Indemnity Group LLC, Class A	17,354		488,515
			1,178,447
TOTAL FINANCIALS			8,057,426

HEALTH CARE - 6.46%
Health Care Equipment & Supplies - 3.66%
Medtronic plc (b)	19,900		1,604,338
Health Care Providers & Services - 2.80%
CVS Health Corp.	4,800		356,688
Elevance Health, Inc.	1,900		873,639
			1,230,327
TOTAL HEALTH CARE			2,834,665

INDUSTRIALS - 18.06%
Aerospace & Defense - 1.10%
Babcock International Group plc (a)(b)	130,770		483,086
Air Freight & Logistics - 3.99%
International Distribution Services plc (b)	631,450		1,748,567
Ground Transportation - 6.32%
U-Haul Holding Co.	53,450		2,771,382
Industrial Conglomerates - 1.23%
General Electric Co.	5,635		538,706
Professional Services - 5.42%
Hudson Global, Inc. (a)	2,250		50,198
ManpowerGroup, Inc.	28,200		2,327,346
			2,377,544
TOTAL INDUSTRIALS			7,919,285

INFORMATION TECHNOLOGY - 11.89%
Communications Equipment - 9.26%
F5, Inc. (a)	14,257		2,077,102
Telefonaktiebolaget LM Ericsson - ADR (b)	338,800		1,981,980
			4,059,082
Electronic Equipment, Instruments & Components - 1.87%
Arrow Electronics, Inc. (a)	6,550		817,899
Semiconductors & Semiconductor Equipment - 0.41%
Micron Technology, Inc.	3,000		181,020
Software - 0.35%
Microsoft Corp.	180		51,894
Workday, Inc., Class A (a)	500		103,270
			155,164
TOTAL INFORMATION TECHNOLOGY			5,213,165

MATERIALS - 1.05%
Chemicals - 1.05%
Olin Corp.	8,300		460,650
TOTAL MATERIALS			460,650

Total Common Stocks (Cost $41,244,534)			41,648,253

PURCHASED OPTIONS - 1.84%	Contracts (c)	Notional Amount
Purchased Put Options - 1.84%
First Republic Bank
Expiration: July 2024, Exercise Price: $10.00	907	1,268,893	426,290
Tesla, Inc.
Expiration: June 2024, Exercise Price: $333.33	28	580,888	382,284

Total Purchased Options (Cost $870,567)			808,574

Total Long-Term Investments (Cost $42,115,101)			42,456,827
	Shares
SHORT-TERM INVESTMENTS - 3.57%	Held
Money Market Fund - 3.57%
First American Government Obligations Fund, Class X, 4.64% (c)	1,564,009		1,564,009

Total Short-Term Investments (Cost $1,564,009)			1,564,009

Total investments - 100.39% (Cost $43,679,110)			44,020,836
Liabilities in Excess of Other Assets - (0.39)%			(171,953)
Net assets - 100.00%			$43,848,883

(a)	Non-income producing security.
(b)	Foreign security.
(c)	100 shares per contract.
(d)	The rate quoted is the annualized seven-day effective yield as of December 31, 2022
ADR	American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

All option securities that are traded on a national securities exchange are valued at the last reported sale price on the exchange on which the security is principally traded.  If, on a particular day, an exchange-traded option does not trade, then the mean between and asked prices will be used. In the event such market quotations are not readily available, Fair Value will be determined.  the most recent quoted bid

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.  For futures where market quotations are not readily available, Fair Value shall be determined.

Investments in registered open–end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset value (“NAV”) per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of March 31, 2023:

Investments at Fair Value(1)	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$37,636,078	$4,012,175	$-	$41,648,253
Purhased Options	808,574	-	-	$808,574
Short-Term Investments	1,564,009	-	-	$1,564,009
	$40,008,662	$4,012,175	$-	$44,020,836

(1) Please refer to the Schedule of Investments to view securities segregated by sector and industry type.

During the period ended March 31, 2023, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

HW Opportunities MP Fund
March 31, 2023 (Unaudited)

Geographic Breakdown (% of net assets)

United States	71.47%
United Kingdom	6.83%
France	5.67%
Sweden	4.52%
Puerto Rico	4.06%
Ireland	3.66%
Australia	0.61%
Short-Term Securities and Liabilities in Excess of Other Assets	3.18%